UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2011
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harvey Partners, LLC
Address:  	610 Fifth Avenue
                Suite 311
                New York, NY 10020

Form 13F File Number:   28-12901
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey C. Moskowitz
Title:    Managing Member
Phone:    (212) 782-3737

Signature, Place, and Date of Signing:

 /S/ Jeffrey C. Moskowitz                      New York, NY           5/16/11
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                          -----------------
Form 13F Information Table Entry Total:          57
                                          -----------------
Form 13F Information Table Value Total:   $     233,861
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                              Harvey Partners, LLC
                                   FORM 13F
                              AS OF DATE: 3/31/11

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR CORP                       COM              000361105     3728   134490 SH       SOLE                   134490        0        0
ACTUATE CORP                   COM              00508B102     6292  1210000 SH       SOLE                  1210000        0        0
ALCATEL-LUCENT                 CALL             013904905      298     7000 SH  CALL SOLE                     7000        0        0
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406      765    73687 SH       SOLE                    73687        0        0
AUDIOCODES LTD                 ORD              M15342104     4820   810000 SH       SOLE                   810000        0        0
BANKUNITED INC                 COM              06652K103     2871   100000 SH       SOLE                   100000        0        0
BLACKBOARD INC                 COM              091935502     4349   120000 SH       SOLE                   120000        0        0
CALGON CARBON CORP             COM              129603106     2819   177500 SH       SOLE                   177500        0        0
CHART INDS INC                 COM PAR $.01     16115Q308     6950   126271 SH       SOLE                   126271        0        0
CISCO SYS INC                  CALL             17275R902       56     7500 SH  CALL SOLE                     7500        0        0
CKX INC                        COM              12562M106     5381  1275000 SH       SOLE                  1275000        0        0
CODEXIS INC                    COM              192005106     5437   460000 SH       SOLE                   460000        0        0
CVR ENERGY INC                 COM              12662P108    17138   740000 SH       SOLE                   740000        0        0
DOUGLAS DYNAMICS INC           COM              25960R105     1928   135200 SH       SOLE                   135200        0        0
ENCORE WIRE CORP               COM              292562105     3675   151000 SH       SOLE                   151000        0        0
ENPRO INDS INC                 COM              29355X107     7809   215000 SH       SOLE                   215000        0        0
ENTEGRIS INC                   COM              29362U104     1537   175000 SH       SOLE                   175000        0        0
ENTEROMEDICS INC               COM NEW          29365M208     1608   582500 SH       SOLE                   582500        0        0
FEDEX CORP                     CALL             31428X906      232     2000 SH  CALL SOLE                     2000        0        0
FSI INTL INC                   COM              302633102      986   225017 SH       SOLE                   225017        0        0
GLATFELTER                     COM              377316104     1465   110000 SH       SOLE                   110000        0        0
GLOBALOPTIONS GROUP INC        COM NEW          37946D209     1034   402500 SH       SOLE                   402500        0        0
GRAFTECH INTL LTD              COM              384313102     2500   121167 SH       SOLE                   121167        0        0
GRAHAM CORP                    COM              384556106     2207    92191 SH       SOLE                    92191        0        0
GRANITE CONSTR INC             COM              387328107     4356   155000 SH       SOLE                   155000        0        0
HILLENBRAND INC                COM              431571108     6558   305000 SH       SOLE                   305000        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     8850  1200000 SH       SOLE                  1200000        0        0
INTEGRATED DEVICE TECHNOLOGY   CALL             458118906      325     9000 SH  CALL SOLE                     9000        0        0
KNOT INC                       COM              499184109     6748   560000 SH       SOLE                   560000        0        0
LANDEC CORP                    COM              514766104     5082   781800 SH       SOLE                   781800        0        0
LEE ENTERPRISES INC            COM              523768109     2005   742700 SH       SOLE                   742700        0        0
LIBBEY INC                     COM              529898108    10230   620000 SH       SOLE                   620000        0        0
LOGMEIN INC                    COM              54142L109     5312   126003 SH       SOLE                   126003        0        0
MAGMA DESIGN AUTOMATION        COM              559181102     2046   300000 SH       SOLE                   300000        0        0
MARINEMAX INC                  COM              567908108     2514   255000 SH       SOLE                   255000        0        0
MATERIAL SCIENCES CORP         COM              576674105      613    85000 SH       SOLE                    85000        0        0
NEENAH PAPER INC               COM              640079109       79     3611 SH       SOLE                     3611        0        0
ODYSSEY MARINE EXPLORATION I   COM              676118102     5031  1633500 SH       SOLE                  1633500        0        0
OIL DRI CORP AMER              COM              677864100     6045   283802 SH       SOLE                   283802        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100     2263   625000 SH       SOLE                   625000        0        0
PILGRIMS PRIDE CORP NEW        CALL             72147K908      216     3200 SH  CALL SOLE                     3200        0        0
PULSE ELECTRONICS CORP         COM              74586W106     1573   260000 SH       SOLE                   260000        0        0
REDDY ICE HLDGS INC            COM              75734R105     2100   700000 SH       SOLE                   700000        0        0
ROGERS CORP                    COM              775133101     1577    35000 SH       SOLE                    35000        0        0
SCHIFF NUTRITION INTL INC      COM              806693107     6376   699900 SH       SOLE                   699900        0        0
SILICON IMAGE INC              COM              82705T102     1342   149820 SH       SOLE                   149820        0        0
SMITH & WESSON HLDG CORP       COM              831756101     3089   870000 SH       SOLE                   870000        0        0
STERIS CORP                    COM              859152100      950    27500 SH       SOLE                    27500        0        0
SUNCOR ENERGY INC NEW          COM              867224107     7735   172500 SH       SOLE                   172500        0        0
SUNOCO INC                     COM              86764P109     6308   138358 SH       SOLE                   138358        0        0
TERRA NOVA RTY CORP            COM              88102D103     8223   955000 SH       SOLE                   955000        0        0
TESORO CORP                    COM              881609101     7748   288789 SH       SOLE                   288789        0        0
THESTREET COM                  COM              88368Q103     5997  1790000 SH       SOLE                  1790000        0        0
ULTRA CLEAN HLDGS INC          COM              90385V107     7352   711000 SH       SOLE                   711000        0        0
U S G CORP                     COM NEW          903293405     5831   350000 SH       SOLE                   350000        0        0
VEECO INSTRS INC DEL           PUT              922417950      111      500 SH  PUT  SOLE                      500        0        0
WESTERN REFNG INC              COM              959319104    13391   790000 SH       SOLE                   790000        0        0
